STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 019	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to Net Assets attributed to:
Plan interest in Master Trust investment income	$ 22,969,950
Interest income on notes receivable from participants	283,683
Contributions:
Participant	31,589,115
Employer - net of forfeitures	22,659,069
Total contributions	54,248,184
Other credit adjustments - net	10,341
Total additions	77,512,158
Deductions from Net Assets attributed to:
Payments to participants or beneficiaries	9,277,680
Administrative fees	181,402
Total deductions	9,459,082
Net increase in Net Assets	68,053,076
Net Assets Available for Benefits:
Beginning of Year	111,838,580
End of Year	$ 179,891,656